Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Related Party Transactions

12.Related Party Transactions

Related parties are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, either directly or indirectly. Related parties of the Company include the members of the Board of Directors, officers of the Company, close family members of these individuals, and any companies controlled by these individuals.

Sandstorm

Sandstorm was a related party of the Company as a result of it having significant influence through its share ownership in the Company and the ability to nominate for election a representative to the board of directors of the Company.

The Company had a convertible note outstanding with Sandstorm which was fully converted during the year ended December 31, 2024, leaving a remaining balance of nil at December 31, 2025.

On October 20, 2025, Sandstorm was acquired by Royal Gold Inc. (“Royal Gold”) and Royal Gold became a related party through its acquired share ownership in the Company. Royal Gold subsequently sold its shares in Versamet to Tether Investments, S.A. de C.V. (“Tether”) and Nemesia S.à.r.l (“Nemesia”), a company controlled by trusts of the Lundin family, and Royal Gold ceased to be a related party.

The Company entered a License agreement with Sandstorm for C$20,000 per month for rent and other shared office costs for total costs of C$0.2 million for the period between January 1, 2025 and October 20, 2025, when Royal Gold ceased to be a related party.

Equinox

Effective June 28, 2022, Equinox was considered to be a related party of the Company as a result of its share ownership in Versamet. Effective June 5, 2024, Equinox’s share ownership percentage was reduced, and it was determined that it no longer had significant influence over the Company and accordingly effective June 5, 2024 is no longer considered to be a related party of Versamet.

The Company entered into the Greenstone gold interest with Equinox during the year ended December 31, 2023 (note 4).

B2Gold

Effective June 5, 2024, B2Gold was considered to be a related party of the Company as a result of Versamet being an associate of this entity (as a result of their share ownership in the Company) and the ability of B2Gold to nominate a representative to the board of directors of the Company.

Compensation of Key Management Personnel

Key management personnel include persons having the authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. Versamet considers its Board of Directors, as well as the Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) to be key management personnel. Compensation for key management personnel of the Company was as follows:

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Salaries and benefits	2,005	850
Share-based compensation	810	1,134
Total	2,815	1,984